Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Advisor Growth Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class A
Trading Symbol	FAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 25,172,746,323
Holdings Count | shares	200
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.0 Communication Services 22.4 Consumer Discretionary 9.8 Financials 5.6 Industrials 5.5 Health Care 3.3 Consumer Staples 3.1 Utilities 2.2 Real Estate 0.7 Materials 0.1 Energy 0.0 Common Stocks 93.2 Preferred Stocks 2.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Preferred Stocks - 2.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 94.0 Taiwan 1.6 Singapore 1.3 Germany 0.8 United Kingdom 0.5 Netherlands 0.5 India 0.4 Canada 0.3 Estonia 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.3 Germany - 0.8 United Kingdom - 0.5 Netherlands - 0.5 India - 0.4 Canada - 0.3 Estonia - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Microsoft Corp 9.0 Meta Platforms Inc Class A 6.8 Amazon.com Inc 5.2 Apple Inc 4.7 Broadcom Inc 4.4 Alphabet Inc Class C 3.9 Netflix Inc 2.6 Roku Inc Class A 2.6 Visa Inc Class A 2.2 54.1
Fidelity Advisor Dividend Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class M
Trading Symbol	FDGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Net Assets	$ 1,734,543,687
Holdings Count | shares	122
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Information Technology 19.3 Financials 18.4 Communication Services 10.7 Energy 8.5 Health Care 5.8 Consumer Staples 5.7 Consumer Discretionary 4.4 Utilities 3.0 Real Estate 1.8 Materials 1.4 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 89.9 Canada 4.2 United Kingdom 1.8 Taiwan 1.6 Brazil 0.5 Norway 0.5 Denmark 0.4 Zambia 0.3 Netherlands 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Canada - 4.2 United Kingdom - 1.8 Taiwan - 1.6 Brazil - 0.5 Norway - 0.5 Denmark - 0.4 Zambia - 0.3 Netherlands - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.3 Microsoft Corp 5.8 Meta Platforms Inc Class A 4.7 Alphabet Inc Class A 4.2 Boeing Co 3.7 GE Vernova Inc 2.7 Brookfield Corp Class A (United States) 2.4 Broadcom Inc 2.4 Wells Fargo & Co 2.1 Bank of America Corp 1.9 36.2
Fidelity Advisor Growth Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class I
Trading Symbol	FAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 25,172,746,323
Holdings Count | shares	200
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.0 Communication Services 22.4 Consumer Discretionary 9.8 Financials 5.6 Industrials 5.5 Health Care 3.3 Consumer Staples 3.1 Utilities 2.2 Real Estate 0.7 Materials 0.1 Energy 0.0 Common Stocks 93.2 Preferred Stocks 2.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Preferred Stocks - 2.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 94.0 Taiwan 1.6 Singapore 1.3 Germany 0.8 United Kingdom 0.5 Netherlands 0.5 India 0.4 Canada 0.3 Estonia 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.3 Germany - 0.8 United Kingdom - 0.5 Netherlands - 0.5 India - 0.4 Canada - 0.3 Estonia - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Microsoft Corp 9.0 Meta Platforms Inc Class A 6.8 Amazon.com Inc 5.2 Apple Inc 4.7 Broadcom Inc 4.4 Alphabet Inc Class C 3.9 Netflix Inc 2.6 Roku Inc Class A 2.6 Visa Inc Class A 2.2 54.1
Fidelity Value Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund Class K
Trading Symbol	FVSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 29	0.62%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.62%
Net Assets	$ 1,654,511,256
Holdings Count | shares	109
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.3 Consumer Discretionary 11.3 Information Technology 7.3 Energy 6.6 Utilities 6.6 Health Care 6.4 Real Estate 6.2 Materials 6.2 Consumer Staples 5.8 Communication Services 2.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.4 Puerto Rico 1.0 Spain 0.9 Zambia 0.8 Portugal 0.7 Switzerland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.4 Puerto Rico - 1.0 Spain - 0.9 Zambia - 0.8 Portugal - 0.7 Switzerland - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.6 CVS Health Corp 1.5 Molina Healthcare Inc 1.5 Ventas Inc 1.4 Prologis Inc 1.4 Allison Transmission Holdings Inc 1.3 LPL Financial Holdings Inc 1.3 SLM Corp 1.3 First Solar Inc 1.3 14.5
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class Z
Trading Symbol	FSLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.55%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
Net Assets	$ 2,170,778,727
Holdings Count | shares	208
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 12.9 Information Technology 10.7 Health Care 8.2 Real Estate 6.7 Materials 5.7 Consumer Staples 5.6 Energy 3.5 Utilities 2.8 Communication Services 1.1 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 95.0 Puerto Rico 1.3 Japan 1.1 Canada 0.5 Grand Cayman (UK Overseas Ter) 0.4 Chile 0.4 Greece 0.3 United Kingdom 0.3 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 Puerto Rico - 1.3 Japan - 1.1 Canada - 0.5 Grand Cayman (UK Overseas Ter) - 0.4 Chile - 0.4 Greece - 0.3 United Kingdom - 0.3 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Howmet Aerospace Inc 1.6 Bancorp Inc/The 1.4 HEICO Corp Class A 1.4 Popular Inc 1.3 Carlisle Cos Inc 1.3 XPO Inc 1.3 Esab Corp 1.2 Somnigroup International Inc 1.1 SLM Corp 1.1 ITT Inc 1.1 12.8
Fidelity Advisor Equity Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class Z
Trading Symbol	FZAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 11,626,057,133
Holdings Count | shares	143
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Consumer Discretionary 17.5 Health Care 14.3 Financials 11.2 Communication Services 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.5 Real Estate 0.8 Common Stocks 97.0 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.1 Taiwan 2.4 China 2.1 Brazil 1.6 Canada 1.2 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Taiwan - 2.4 China - 2.1 Brazil - 1.6 Canada - 1.2 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 10.3 Amazon.com Inc 10.2 Microsoft Corp 5.6 Alphabet Inc Class A 4.8 Apple Inc 4.0 Mastercard Inc Class A 2.7 Boston Scientific Corp 2.6 Visa Inc Class A 2.6 Eli Lilly & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 47.6
Fidelity Advisor Small Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class Z
Trading Symbol	FZAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.82%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.82%
Net Assets	$ 1,828,648,771
Holdings Count | shares	138
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 17.9 Information Technology 14.4 Health Care 12.9 Consumer Discretionary 9.6 Materials 7.0 Energy 5.4 Real Estate 5.0 Consumer Staples 4.3 Utilities 2.3 Communication Services 1.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 89.2 Canada 4.2 United Kingdom 1.9 Israel 1.6 Thailand 1.6 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.2 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.2 United Kingdom - 1.9 Israel - 1.6 Thailand - 1.6 Japan - 0.8 Grand Cayman (UK Overseas Ter) - 0.5 Netherlands - 0.2 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ensign Group Inc/The 2.0 Carpenter Technology Corp 1.9 Mr Cooper Group Inc 1.8 FirstCash Holdings Inc 1.8 Sterling Infrastructure Inc 1.7 Fabrinet 1.6 Patrick Industries Inc 1.6 Commercial Metals Co 1.4 Primerica Inc 1.4 TD SYNNEX Corp 1.4 16.6
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class A
Trading Symbol	FMCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.92%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.92%
Net Assets	$ 2,170,778,727
Holdings Count | shares	208
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 12.9 Information Technology 10.7 Health Care 8.2 Real Estate 6.7 Materials 5.7 Consumer Staples 5.6 Energy 3.5 Utilities 2.8 Communication Services 1.1 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 95.0 Puerto Rico 1.3 Japan 1.1 Canada 0.5 Grand Cayman (UK Overseas Ter) 0.4 Chile 0.4 Greece 0.3 United Kingdom 0.3 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 Puerto Rico - 1.3 Japan - 1.1 Canada - 0.5 Grand Cayman (UK Overseas Ter) - 0.4 Chile - 0.4 Greece - 0.3 United Kingdom - 0.3 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Howmet Aerospace Inc 1.6 Bancorp Inc/The 1.4 HEICO Corp Class A 1.4 Popular Inc 1.3 Carlisle Cos Inc 1.3 XPO Inc 1.3 Esab Corp 1.2 Somnigroup International Inc 1.1 SLM Corp 1.1 ITT Inc 1.1 12.8
Fidelity Advisor Value Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class M
Trading Symbol	FASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.24%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.24%
Net Assets	$ 1,654,511,256
Holdings Count | shares	109
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.3 Consumer Discretionary 11.3 Information Technology 7.3 Energy 6.6 Utilities 6.6 Health Care 6.4 Real Estate 6.2 Materials 6.2 Consumer Staples 5.8 Communication Services 2.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.4 Puerto Rico 1.0 Spain 0.9 Zambia 0.8 Portugal 0.7 Switzerland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.4 Puerto Rico - 1.0 Spain - 0.9 Zambia - 0.8 Portugal - 0.7 Switzerland - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.6 CVS Health Corp 1.5 Molina Healthcare Inc 1.5 Ventas Inc 1.4 Prologis Inc 1.4 Allison Transmission Holdings Inc 1.3 LPL Financial Holdings Inc 1.3 SLM Corp 1.3 First Solar Inc 1.3 14.5
Fidelity Real Estate High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate High Income Fund
Class Name	Fidelity® Real Estate High Income Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.
Additional Information Phone Number	1-617-563-7644
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 777,563,030
Holdings Count | shares	375
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$777,563,030
Number of Holdings	375
Portfolio Turnover	21%

Holdings [Text Block]	AAA 7.6 AA 1.2 A 2.1 BBB 6.0 BB 15.1 B 7.5 CCC,CC,C 3.7 Not Rated 53.3 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 7.6 AA - 1.2 A - 2.1 BBB - 6.0 BB - 15.1 B - 7.5 CCC,CC,C - 3.7 Not Rated - 53.3 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. CMOs and Other Mortgage Related Securities 89.6 Asset-Backed Securities 3.7 Corporate Bonds 2.7 Bank Loan Obligations 0.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.5 ASSET ALLOCATION (% of Fund's net assets) CMOs and Other Mortgage Related Securities - 89.6 Asset-Backed Securities - 3.7 Corporate Bonds - 2.7 Bank Loan Obligations - 0.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.5 United States 99.7 Grand Cayman (UK Overseas Ter) 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 Grand Cayman (UK Overseas Ter) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BX Commercial Mortgage Trust 2020-VIVA 2.2 MHC Commercial Mortgage Trust 1.7 BX Trust 2019-OC11 1.7 BX Commercial Mortgage Trust 2024-VLT5 1.6 Hilton USA Trust 1.4 BX Trust 2021-VOL 1.4 BX Commercial Mortgage Trust 1.3 MHP Commercial Mortgage Trust 1.1 BX Trust 2024 VLT4 1.1 BX Commercial Mortgage Trust 2024-KING 1.0 14.5
Fidelity Advisor Equity Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class C
Trading Symbol	FEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.62%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%
Net Assets	$ 1,834,584,652
Holdings Count | shares	119
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 12.7 Industrials 10.9 Information Technology 10.4 Consumer Staples 10.4 Energy 7.9 Communication Services 6.3 Utilities 6.2 Materials 4.3 Real Estate 4.0 Consumer Discretionary 3.0 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 93.4 United Kingdom 2.8 France 1.9 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 United Kingdom - 2.8 France - 1.9 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.8 Cisco Systems Inc 2.3 Comcast Corp Class A 2.3 Wells Fargo & Co 2.2 GSK PLC ADR 2.1 Chubb Ltd 2.1 Exxon Mobil Corp 2.0 Bank of America Corp 2.0 Cigna Group/The 2.0 22.9
Fidelity Advisor Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class A
Trading Symbol	FSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.19%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.19%
Net Assets	$ 1,828,648,771
Holdings Count | shares	138
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 17.9 Information Technology 14.4 Health Care 12.9 Consumer Discretionary 9.6 Materials 7.0 Energy 5.4 Real Estate 5.0 Consumer Staples 4.3 Utilities 2.3 Communication Services 1.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 89.2 Canada 4.2 United Kingdom 1.9 Israel 1.6 Thailand 1.6 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.2 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.2 United Kingdom - 1.9 Israel - 1.6 Thailand - 1.6 Japan - 0.8 Grand Cayman (UK Overseas Ter) - 0.5 Netherlands - 0.2 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ensign Group Inc/The 2.0 Carpenter Technology Corp 1.9 Mr Cooper Group Inc 1.8 FirstCash Holdings Inc 1.8 Sterling Infrastructure Inc 1.7 Fabrinet 1.6 Patrick Industries Inc 1.6 Commercial Metals Co 1.4 Primerica Inc 1.4 TD SYNNEX Corp 1.4 16.6
Fidelity Advisor Equity Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class I
Trading Symbol	FAIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 209,008,401
Holdings Count | shares	119
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.6 Health Care 14.7 Industrials 12.9 Consumer Staples 11.7 Energy 8.7 Information Technology 6.6 Utilities 5.2 Consumer Discretionary 4.7 Communication Services 3.5 Materials 3.3 Real Estate 1.5 Common Stocks 99.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 92.2 United Kingdom 4.1 Canada 2.6 Korea (South) 0.4 Germany 0.4 France 0.2 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 4.1 Canada - 2.6 Korea (South) - 0.4 Germany - 0.4 France - 0.2 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.8 Bank of America Corp 3.1 The Travelers Companies, Inc. 3.1 Chubb Ltd 2.7 Cigna Group/The 2.7 JPMorgan Chase & Co 2.6 Wells Fargo & Co 2.4 Cisco Systems Inc 2.3 Deere & Co 2.1 Centene Corp 2.1 26.9
Fidelity Advisor Large Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class A
Trading Symbol	FALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 1,628,322,360
Holdings Count | shares	186
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Industrials 19.5 Financials 16.9 Health Care 10.0 Communication Services 9.7 Energy 7.8 Consumer Staples 4.3 Consumer Discretionary 3.0 Materials 1.5 Utilities 1.2 Real Estate 0.8 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.5 Canada 1.9 Germany 1.3 Zambia 1.2 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.9 Germany - 1.3 Zambia - 1.2 Netherlands - 0.8 Belgium - 0.7 United Kingdom - 0.7 France - 0.6 Taiwan - 0.5 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 Wells Fargo & Co 6.3 NVIDIA Corp 6.1 GE Aerospace 6.0 GE Vernova Inc 4.2 Boeing Co 4.0 Exxon Mobil Corp 3.9 Meta Platforms Inc Class A 3.3 Bank of America Corp 2.6 Apple Inc 2.2 45.4
Fidelity Advisor Small Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class I
Trading Symbol	FSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.94%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.94%
Net Assets	$ 1,828,648,771
Holdings Count | shares	138
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 17.9 Information Technology 14.4 Health Care 12.9 Consumer Discretionary 9.6 Materials 7.0 Energy 5.4 Real Estate 5.0 Consumer Staples 4.3 Utilities 2.3 Communication Services 1.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 89.2 Canada 4.2 United Kingdom 1.9 Israel 1.6 Thailand 1.6 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.2 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.2 United Kingdom - 1.9 Israel - 1.6 Thailand - 1.6 Japan - 0.8 Grand Cayman (UK Overseas Ter) - 0.5 Netherlands - 0.2 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ensign Group Inc/The 2.0 Carpenter Technology Corp 1.9 Mr Cooper Group Inc 1.8 FirstCash Holdings Inc 1.8 Sterling Infrastructure Inc 1.7 Fabrinet 1.6 Patrick Industries Inc 1.6 Commercial Metals Co 1.4 Primerica Inc 1.4 TD SYNNEX Corp 1.4 16.6
Fidelity Advisor Equity Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class I
Trading Symbol	EQPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 1,834,584,652
Holdings Count | shares	119
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 12.7 Industrials 10.9 Information Technology 10.4 Consumer Staples 10.4 Energy 7.9 Communication Services 6.3 Utilities 6.2 Materials 4.3 Real Estate 4.0 Consumer Discretionary 3.0 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 93.4 United Kingdom 2.8 France 1.9 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 United Kingdom - 2.8 France - 1.9 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.8 Cisco Systems Inc 2.3 Comcast Corp Class A 2.3 Wells Fargo & Co 2.2 GSK PLC ADR 2.1 Chubb Ltd 2.1 Exxon Mobil Corp 2.0 Bank of America Corp 2.0 Cigna Group/The 2.0 22.9
Fidelity Advisor Equity Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class M
Trading Symbol	FAVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
Net Assets	$ 209,008,401
Holdings Count | shares	119
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.6 Health Care 14.7 Industrials 12.9 Consumer Staples 11.7 Energy 8.7 Information Technology 6.6 Utilities 5.2 Consumer Discretionary 4.7 Communication Services 3.5 Materials 3.3 Real Estate 1.5 Common Stocks 99.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 92.2 United Kingdom 4.1 Canada 2.6 Korea (South) 0.4 Germany 0.4 France 0.2 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 4.1 Canada - 2.6 Korea (South) - 0.4 Germany - 0.4 France - 0.2 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.8 Bank of America Corp 3.1 The Travelers Companies, Inc. 3.1 Chubb Ltd 2.7 Cigna Group/The 2.7 JPMorgan Chase & Co 2.6 Wells Fargo & Co 2.4 Cisco Systems Inc 2.3 Deere & Co 2.1 Centene Corp 2.1 26.9
Fidelity Advisor Equity Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class I
Trading Symbol	EQPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 11,626,057,133
Holdings Count | shares	143
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Consumer Discretionary 17.5 Health Care 14.3 Financials 11.2 Communication Services 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.5 Real Estate 0.8 Common Stocks 97.0 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.1 Taiwan 2.4 China 2.1 Brazil 1.6 Canada 1.2 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Taiwan - 2.4 China - 2.1 Brazil - 1.6 Canada - 1.2 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 10.3 Amazon.com Inc 10.2 Microsoft Corp 5.6 Alphabet Inc Class A 4.8 Apple Inc 4.0 Mastercard Inc Class A 2.7 Boston Scientific Corp 2.6 Visa Inc Class A 2.6 Eli Lilly & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 47.6
Fidelity Advisor Large Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class C
Trading Symbol	FLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 94	1.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.86%
Net Assets	$ 1,628,322,360
Holdings Count | shares	186
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Industrials 19.5 Financials 16.9 Health Care 10.0 Communication Services 9.7 Energy 7.8 Consumer Staples 4.3 Consumer Discretionary 3.0 Materials 1.5 Utilities 1.2 Real Estate 0.8 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.5 Canada 1.9 Germany 1.3 Zambia 1.2 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.9 Germany - 1.3 Zambia - 1.2 Netherlands - 0.8 Belgium - 0.7 United Kingdom - 0.7 France - 0.6 Taiwan - 0.5 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 Wells Fargo & Co 6.3 NVIDIA Corp 6.1 GE Aerospace 6.0 GE Vernova Inc 4.2 Boeing Co 4.0 Exxon Mobil Corp 3.9 Meta Platforms Inc Class A 3.3 Bank of America Corp 2.6 Apple Inc 2.2 45.4
Fidelity Advisor Equity Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class A
Trading Symbol	EPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
Net Assets	$ 11,626,057,133
Holdings Count | shares	143
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Consumer Discretionary 17.5 Health Care 14.3 Financials 11.2 Communication Services 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.5 Real Estate 0.8 Common Stocks 97.0 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.1 Taiwan 2.4 China 2.1 Brazil 1.6 Canada 1.2 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Taiwan - 2.4 China - 2.1 Brazil - 1.6 Canada - 1.2 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 10.3 Amazon.com Inc 10.2 Microsoft Corp 5.6 Alphabet Inc Class A 4.8 Apple Inc 4.0 Mastercard Inc Class A 2.7 Boston Scientific Corp 2.6 Visa Inc Class A 2.6 Eli Lilly & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 47.6
Fidelity Advisor Equity Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class A
Trading Symbol	FEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 1,834,584,652
Holdings Count | shares	119
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 12.7 Industrials 10.9 Information Technology 10.4 Consumer Staples 10.4 Energy 7.9 Communication Services 6.3 Utilities 6.2 Materials 4.3 Real Estate 4.0 Consumer Discretionary 3.0 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 93.4 United Kingdom 2.8 France 1.9 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 United Kingdom - 2.8 France - 1.9 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.8 Cisco Systems Inc 2.3 Comcast Corp Class A 2.3 Wells Fargo & Co 2.2 GSK PLC ADR 2.1 Chubb Ltd 2.1 Exxon Mobil Corp 2.0 Bank of America Corp 2.0 Cigna Group/The 2.0 22.9
Fidelity Advisor Dividend Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class A
Trading Symbol	FADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 1,734,543,687
Holdings Count | shares	122
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Information Technology 19.3 Financials 18.4 Communication Services 10.7 Energy 8.5 Health Care 5.8 Consumer Staples 5.7 Consumer Discretionary 4.4 Utilities 3.0 Real Estate 1.8 Materials 1.4 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 89.9 Canada 4.2 United Kingdom 1.8 Taiwan 1.6 Brazil 0.5 Norway 0.5 Denmark 0.4 Zambia 0.3 Netherlands 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Canada - 4.2 United Kingdom - 1.8 Taiwan - 1.6 Brazil - 0.5 Norway - 0.5 Denmark - 0.4 Zambia - 0.3 Netherlands - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.3 Microsoft Corp 5.8 Meta Platforms Inc Class A 4.7 Alphabet Inc Class A 4.2 Boeing Co 3.7 GE Vernova Inc 2.7 Brookfield Corp Class A (United States) 2.4 Broadcom Inc 2.4 Wells Fargo & Co 2.1 Bank of America Corp 1.9 36.2
Fidelity Stock Selector Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity® Stock Selector Mid Cap Fund
Trading Symbol	FSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 30	0.63%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%
Net Assets	$ 2,170,778,727
Holdings Count | shares	208
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 12.9 Information Technology 10.7 Health Care 8.2 Real Estate 6.7 Materials 5.7 Consumer Staples 5.6 Energy 3.5 Utilities 2.8 Communication Services 1.1 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 95.0 Puerto Rico 1.3 Japan 1.1 Canada 0.5 Grand Cayman (UK Overseas Ter) 0.4 Chile 0.4 Greece 0.3 United Kingdom 0.3 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 Puerto Rico - 1.3 Japan - 1.1 Canada - 0.5 Grand Cayman (UK Overseas Ter) - 0.4 Chile - 0.4 Greece - 0.3 United Kingdom - 0.3 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Howmet Aerospace Inc 1.6 Bancorp Inc/The 1.4 HEICO Corp Class A 1.4 Popular Inc 1.3 Carlisle Cos Inc 1.3 XPO Inc 1.3 Esab Corp 1.2 Somnigroup International Inc 1.1 SLM Corp 1.1 ITT Inc 1.1 12.8
Fidelity Advisor Large Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class Z
Trading Symbol	FIDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 1,628,322,360
Holdings Count | shares	186
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Industrials 19.5 Financials 16.9 Health Care 10.0 Communication Services 9.7 Energy 7.8 Consumer Staples 4.3 Consumer Discretionary 3.0 Materials 1.5 Utilities 1.2 Real Estate 0.8 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.5 Canada 1.9 Germany 1.3 Zambia 1.2 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.9 Germany - 1.3 Zambia - 1.2 Netherlands - 0.8 Belgium - 0.7 United Kingdom - 0.7 France - 0.6 Taiwan - 0.5 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 Wells Fargo & Co 6.3 NVIDIA Corp 6.1 GE Aerospace 6.0 GE Vernova Inc 4.2 Boeing Co 4.0 Exxon Mobil Corp 3.9 Meta Platforms Inc Class A 3.3 Bank of America Corp 2.6 Apple Inc 2.2 45.4
Fidelity Advisor Small Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class M
Trading Symbol	FSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.44%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.44%
Net Assets	$ 1,828,648,771
Holdings Count | shares	138
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 17.9 Information Technology 14.4 Health Care 12.9 Consumer Discretionary 9.6 Materials 7.0 Energy 5.4 Real Estate 5.0 Consumer Staples 4.3 Utilities 2.3 Communication Services 1.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 89.2 Canada 4.2 United Kingdom 1.9 Israel 1.6 Thailand 1.6 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.2 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.2 United Kingdom - 1.9 Israel - 1.6 Thailand - 1.6 Japan - 0.8 Grand Cayman (UK Overseas Ter) - 0.5 Netherlands - 0.2 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ensign Group Inc/The 2.0 Carpenter Technology Corp 1.9 Mr Cooper Group Inc 1.8 FirstCash Holdings Inc 1.8 Sterling Infrastructure Inc 1.7 Fabrinet 1.6 Patrick Industries Inc 1.6 Commercial Metals Co 1.4 Primerica Inc 1.4 TD SYNNEX Corp 1.4 16.6
Fidelity Advisor Dividend Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class C
Trading Symbol	FDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.73%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%
Net Assets	$ 1,734,543,687
Holdings Count | shares	122
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Information Technology 19.3 Financials 18.4 Communication Services 10.7 Energy 8.5 Health Care 5.8 Consumer Staples 5.7 Consumer Discretionary 4.4 Utilities 3.0 Real Estate 1.8 Materials 1.4 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 89.9 Canada 4.2 United Kingdom 1.8 Taiwan 1.6 Brazil 0.5 Norway 0.5 Denmark 0.4 Zambia 0.3 Netherlands 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Canada - 4.2 United Kingdom - 1.8 Taiwan - 1.6 Brazil - 0.5 Norway - 0.5 Denmark - 0.4 Zambia - 0.3 Netherlands - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.3 Microsoft Corp 5.8 Meta Platforms Inc Class A 4.7 Alphabet Inc Class A 4.2 Boeing Co 3.7 GE Vernova Inc 2.7 Brookfield Corp Class A (United States) 2.4 Broadcom Inc 2.4 Wells Fargo & Co 2.1 Bank of America Corp 1.9 36.2
Fidelity Value Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity® Value Strategies Fund
Trading Symbol	FSLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 32	0.70%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.70%
Net Assets	$ 1,654,511,256
Holdings Count | shares	109
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.3 Consumer Discretionary 11.3 Information Technology 7.3 Energy 6.6 Utilities 6.6 Health Care 6.4 Real Estate 6.2 Materials 6.2 Consumer Staples 5.8 Communication Services 2.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.4 Puerto Rico 1.0 Spain 0.9 Zambia 0.8 Portugal 0.7 Switzerland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.4 Puerto Rico - 1.0 Spain - 0.9 Zambia - 0.8 Portugal - 0.7 Switzerland - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.6 CVS Health Corp 1.5 Molina Healthcare Inc 1.5 Ventas Inc 1.4 Prologis Inc 1.4 Allison Transmission Holdings Inc 1.3 LPL Financial Holdings Inc 1.3 SLM Corp 1.3 First Solar Inc 1.3 14.5
Fidelity Advisor Value Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class C
Trading Symbol	FVCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.75%
Net Assets	$ 1,654,511,256
Holdings Count | shares	109
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.3 Consumer Discretionary 11.3 Information Technology 7.3 Energy 6.6 Utilities 6.6 Health Care 6.4 Real Estate 6.2 Materials 6.2 Consumer Staples 5.8 Communication Services 2.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.4 Puerto Rico 1.0 Spain 0.9 Zambia 0.8 Portugal 0.7 Switzerland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.4 Puerto Rico - 1.0 Spain - 0.9 Zambia - 0.8 Portugal - 0.7 Switzerland - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.6 CVS Health Corp 1.5 Molina Healthcare Inc 1.5 Ventas Inc 1.4 Prologis Inc 1.4 Allison Transmission Holdings Inc 1.3 LPL Financial Holdings Inc 1.3 SLM Corp 1.3 First Solar Inc 1.3 14.5
Fidelity Advisor Equity Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class Z
Trading Symbol	FAEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 209,008,401
Holdings Count | shares	119
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.6 Health Care 14.7 Industrials 12.9 Consumer Staples 11.7 Energy 8.7 Information Technology 6.6 Utilities 5.2 Consumer Discretionary 4.7 Communication Services 3.5 Materials 3.3 Real Estate 1.5 Common Stocks 99.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 92.2 United Kingdom 4.1 Canada 2.6 Korea (South) 0.4 Germany 0.4 France 0.2 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 4.1 Canada - 2.6 Korea (South) - 0.4 Germany - 0.4 France - 0.2 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.8 Bank of America Corp 3.1 The Travelers Companies, Inc. 3.1 Chubb Ltd 2.7 Cigna Group/The 2.7 JPMorgan Chase & Co 2.6 Wells Fargo & Co 2.4 Cisco Systems Inc 2.3 Deere & Co 2.1 Centene Corp 2.1 26.9
Fidelity Advisor Series Equity Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Equity Growth Fund
Class Name	Fidelity Advisor® Series Equity Growth Fund
Trading Symbol	FMFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,288,289,009
Holdings Count | shares	142
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,288,289,009
Number of Holdings	142
Portfolio Turnover	65%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Consumer Discretionary 17.9 Health Care 14.5 Financials 11.4 Communication Services 10.2 Industrials 9.0 Consumer Staples 2.2 Materials 2.0 Energy 1.5 Real Estate 0.8 Common Stocks 98.7 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 88.7 Taiwan 2.4 China 2.2 Brazil 1.7 Canada 1.3 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.6 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Taiwan - 2.4 China - 2.2 Brazil - 1.7 Canada - 1.3 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.6 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Amazon.com Inc 10.4 NVIDIA Corp 10.4 Microsoft Corp 5.8 Alphabet Inc Class A 4.8 Apple Inc 4.0 Mastercard Inc Class A 2.8 Boston Scientific Corp 2.7 Visa Inc Class A 2.6 Eli Lilly & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 48.3
Fidelity Advisor Equity Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class C
Trading Symbol	EPGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.67%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.67%
Net Assets	$ 11,626,057,133
Holdings Count | shares	143
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Consumer Discretionary 17.5 Health Care 14.3 Financials 11.2 Communication Services 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.5 Real Estate 0.8 Common Stocks 97.0 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.1 Taiwan 2.4 China 2.1 Brazil 1.6 Canada 1.2 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Taiwan - 2.4 China - 2.1 Brazil - 1.6 Canada - 1.2 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 10.3 Amazon.com Inc 10.2 Microsoft Corp 5.6 Alphabet Inc Class A 4.8 Apple Inc 4.0 Mastercard Inc Class A 2.7 Boston Scientific Corp 2.6 Visa Inc Class A 2.6 Eli Lilly & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 47.6
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class I
Trading Symbol	FMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.67%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%
Net Assets	$ 2,170,778,727
Holdings Count | shares	208
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 12.9 Information Technology 10.7 Health Care 8.2 Real Estate 6.7 Materials 5.7 Consumer Staples 5.6 Energy 3.5 Utilities 2.8 Communication Services 1.1 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 95.0 Puerto Rico 1.3 Japan 1.1 Canada 0.5 Grand Cayman (UK Overseas Ter) 0.4 Chile 0.4 Greece 0.3 United Kingdom 0.3 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 Puerto Rico - 1.3 Japan - 1.1 Canada - 0.5 Grand Cayman (UK Overseas Ter) - 0.4 Chile - 0.4 Greece - 0.3 United Kingdom - 0.3 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Howmet Aerospace Inc 1.6 Bancorp Inc/The 1.4 HEICO Corp Class A 1.4 Popular Inc 1.3 Carlisle Cos Inc 1.3 XPO Inc 1.3 Esab Corp 1.2 Somnigroup International Inc 1.1 SLM Corp 1.1 ITT Inc 1.1 12.8
Fidelity Advisor Value Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class I
Trading Symbol	FASOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 34	0.74%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.74%
Net Assets	$ 1,654,511,256
Holdings Count | shares	109
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.3 Consumer Discretionary 11.3 Information Technology 7.3 Energy 6.6 Utilities 6.6 Health Care 6.4 Real Estate 6.2 Materials 6.2 Consumer Staples 5.8 Communication Services 2.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.4 Puerto Rico 1.0 Spain 0.9 Zambia 0.8 Portugal 0.7 Switzerland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.4 Puerto Rico - 1.0 Spain - 0.9 Zambia - 0.8 Portugal - 0.7 Switzerland - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.6 CVS Health Corp 1.5 Molina Healthcare Inc 1.5 Ventas Inc 1.4 Prologis Inc 1.4 Allison Transmission Holdings Inc 1.3 LPL Financial Holdings Inc 1.3 SLM Corp 1.3 First Solar Inc 1.3 14.5
Fidelity Advisor Equity Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class Z
Trading Symbol	FZAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.48%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%
Net Assets	$ 1,834,584,652
Holdings Count | shares	119
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 12.7 Industrials 10.9 Information Technology 10.4 Consumer Staples 10.4 Energy 7.9 Communication Services 6.3 Utilities 6.2 Materials 4.3 Real Estate 4.0 Consumer Discretionary 3.0 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 93.4 United Kingdom 2.8 France 1.9 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 United Kingdom - 2.8 France - 1.9 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.8 Cisco Systems Inc 2.3 Comcast Corp Class A 2.3 Wells Fargo & Co 2.2 GSK PLC ADR 2.1 Chubb Ltd 2.1 Exxon Mobil Corp 2.0 Bank of America Corp 2.0 Cigna Group/The 2.0 22.9
Fidelity Advisor Small Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Small Cap Fund
Class Name	Fidelity Advisor® Small Cap Fund Class C
Trading Symbol	FSCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.94%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.94%
Net Assets	$ 1,828,648,771
Holdings Count | shares	138
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,828,648,771
Number of Holdings	138
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 17.9 Information Technology 14.4 Health Care 12.9 Consumer Discretionary 9.6 Materials 7.0 Energy 5.4 Real Estate 5.0 Consumer Staples 4.3 Utilities 2.3 Communication Services 1.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 89.2 Canada 4.2 United Kingdom 1.9 Israel 1.6 Thailand 1.6 Japan 0.8 Grand Cayman (UK Overseas Ter) 0.5 Netherlands 0.2 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 Canada - 4.2 United Kingdom - 1.9 Israel - 1.6 Thailand - 1.6 Japan - 0.8 Grand Cayman (UK Overseas Ter) - 0.5 Netherlands - 0.2 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ensign Group Inc/The 2.0 Carpenter Technology Corp 1.9 Mr Cooper Group Inc 1.8 FirstCash Holdings Inc 1.8 Sterling Infrastructure Inc 1.7 Fabrinet 1.6 Patrick Industries Inc 1.6 Commercial Metals Co 1.4 Primerica Inc 1.4 TD SYNNEX Corp 1.4 16.6
Fidelity Advisor Dividend Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class I
Trading Symbol	FDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 1,734,543,687
Holdings Count | shares	122
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Information Technology 19.3 Financials 18.4 Communication Services 10.7 Energy 8.5 Health Care 5.8 Consumer Staples 5.7 Consumer Discretionary 4.4 Utilities 3.0 Real Estate 1.8 Materials 1.4 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 89.9 Canada 4.2 United Kingdom 1.8 Taiwan 1.6 Brazil 0.5 Norway 0.5 Denmark 0.4 Zambia 0.3 Netherlands 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Canada - 4.2 United Kingdom - 1.8 Taiwan - 1.6 Brazil - 0.5 Norway - 0.5 Denmark - 0.4 Zambia - 0.3 Netherlands - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.3 Microsoft Corp 5.8 Meta Platforms Inc Class A 4.7 Alphabet Inc Class A 4.2 Boeing Co 3.7 GE Vernova Inc 2.7 Brookfield Corp Class A (United States) 2.4 Broadcom Inc 2.4 Wells Fargo & Co 2.1 Bank of America Corp 1.9 36.2
Fidelity Advisor Equity Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Income Fund
Class Name	Fidelity Advisor® Equity Income Fund Class M
Trading Symbol	FEIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 1,834,584,652
Holdings Count | shares	119
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,834,584,652
Number of Holdings	119
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.3 Health Care 12.7 Industrials 10.9 Information Technology 10.4 Consumer Staples 10.4 Energy 7.9 Communication Services 6.3 Utilities 6.2 Materials 4.3 Real Estate 4.0 Consumer Discretionary 3.0 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 93.4 United Kingdom 2.8 France 1.9 Taiwan 0.8 Canada 0.5 Korea (South) 0.4 Denmark 0.2 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 United Kingdom - 2.8 France - 1.9 Taiwan - 0.8 Canada - 0.5 Korea (South) - 0.4 Denmark - 0.2 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Shell PLC ADR 3.1 US Bancorp 2.8 Cisco Systems Inc 2.3 Comcast Corp Class A 2.3 Wells Fargo & Co 2.2 GSK PLC ADR 2.1 Chubb Ltd 2.1 Exxon Mobil Corp 2.0 Bank of America Corp 2.0 Cigna Group/The 2.0 22.9
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class M
Trading Symbol	FMCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.17%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%
Net Assets	$ 2,170,778,727
Holdings Count | shares	208
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 12.9 Information Technology 10.7 Health Care 8.2 Real Estate 6.7 Materials 5.7 Consumer Staples 5.6 Energy 3.5 Utilities 2.8 Communication Services 1.1 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 95.0 Puerto Rico 1.3 Japan 1.1 Canada 0.5 Grand Cayman (UK Overseas Ter) 0.4 Chile 0.4 Greece 0.3 United Kingdom 0.3 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 Puerto Rico - 1.3 Japan - 1.1 Canada - 0.5 Grand Cayman (UK Overseas Ter) - 0.4 Chile - 0.4 Greece - 0.3 United Kingdom - 0.3 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Howmet Aerospace Inc 1.6 Bancorp Inc/The 1.4 HEICO Corp Class A 1.4 Popular Inc 1.3 Carlisle Cos Inc 1.3 XPO Inc 1.3 Esab Corp 1.2 Somnigroup International Inc 1.1 SLM Corp 1.1 ITT Inc 1.1 12.8
Fidelity Advisor Growth Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class C
Trading Symbol	FACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.61%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
Net Assets	$ 25,172,746,323
Holdings Count | shares	200
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.0 Communication Services 22.4 Consumer Discretionary 9.8 Financials 5.6 Industrials 5.5 Health Care 3.3 Consumer Staples 3.1 Utilities 2.2 Real Estate 0.7 Materials 0.1 Energy 0.0 Common Stocks 93.2 Preferred Stocks 2.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Preferred Stocks - 2.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 94.0 Taiwan 1.6 Singapore 1.3 Germany 0.8 United Kingdom 0.5 Netherlands 0.5 India 0.4 Canada 0.3 Estonia 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.3 Germany - 0.8 United Kingdom - 0.5 Netherlands - 0.5 India - 0.4 Canada - 0.3 Estonia - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Microsoft Corp 9.0 Meta Platforms Inc Class A 6.8 Amazon.com Inc 5.2 Apple Inc 4.7 Broadcom Inc 4.4 Alphabet Inc Class C 3.9 Netflix Inc 2.6 Roku Inc Class A 2.6 Visa Inc Class A 2.2 54.1
Fidelity Advisor Equity Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class C
Trading Symbol	FAVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.62%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%
Net Assets	$ 209,008,401
Holdings Count | shares	119
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.6 Health Care 14.7 Industrials 12.9 Consumer Staples 11.7 Energy 8.7 Information Technology 6.6 Utilities 5.2 Consumer Discretionary 4.7 Communication Services 3.5 Materials 3.3 Real Estate 1.5 Common Stocks 99.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 92.2 United Kingdom 4.1 Canada 2.6 Korea (South) 0.4 Germany 0.4 France 0.2 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 4.1 Canada - 2.6 Korea (South) - 0.4 Germany - 0.4 France - 0.2 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.8 Bank of America Corp 3.1 The Travelers Companies, Inc. 3.1 Chubb Ltd 2.7 Cigna Group/The 2.7 JPMorgan Chase & Co 2.6 Wells Fargo & Co 2.4 Cisco Systems Inc 2.3 Deere & Co 2.1 Centene Corp 2.1 26.9
Fidelity Advisor Series Growth Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Series Growth Opportunities Fund
Class Name	Fidelity Advisor® Series Growth Opportunities Fund
Trading Symbol	FAOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.
Additional Information Phone Number	1-877-208-0098
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 911,406,271
Holdings Count | shares	178
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$911,406,271
Number of Holdings	178
Portfolio Turnover	101%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 42.7 Communication Services 22.8 Consumer Discretionary 11.4 Industrials 6.0 Financials 5.4 Consumer Staples 3.2 Health Care 3.0 Utilities 2.2 Real Estate 0.7 Energy 0.1 Materials 0.1 Common Stocks 95.0 Preferred Stocks 2.5 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.0 Preferred Stocks - 2.5 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 94.3 Taiwan 1.8 Singapore 1.4 Germany 0.8 Netherlands 0.5 United Kingdom 0.5 Canada 0.3 Ireland 0.2 Denmark 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 1.8 Singapore - 1.4 Germany - 0.8 Netherlands - 0.5 United Kingdom - 0.5 Canada - 0.3 Ireland - 0.2 Denmark - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 11.8 Microsoft Corp 9.7 Meta Platforms Inc Class A 7.6 Amazon.com Inc 7.0 Alphabet Inc Class C 4.9 Apple Inc 4.6 Broadcom Inc 4.5 Roku Inc Class A 2.8 Netflix Inc 2.5 Visa Inc Class A 2.3 57.7
Fidelity Advisor Large Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class I
Trading Symbol	FALIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 1,628,322,360
Holdings Count | shares	186
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Industrials 19.5 Financials 16.9 Health Care 10.0 Communication Services 9.7 Energy 7.8 Consumer Staples 4.3 Consumer Discretionary 3.0 Materials 1.5 Utilities 1.2 Real Estate 0.8 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.5 Canada 1.9 Germany 1.3 Zambia 1.2 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.9 Germany - 1.3 Zambia - 1.2 Netherlands - 0.8 Belgium - 0.7 United Kingdom - 0.7 France - 0.6 Taiwan - 0.5 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 Wells Fargo & Co 6.3 NVIDIA Corp 6.1 GE Aerospace 6.0 GE Vernova Inc 4.2 Boeing Co 4.0 Exxon Mobil Corp 3.9 Meta Platforms Inc Class A 3.3 Bank of America Corp 2.6 Apple Inc 2.2 45.4
Fidelity Advisor Equity Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Growth Fund
Class Name	Fidelity Advisor® Equity Growth Fund Class M
Trading Symbol	FAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
Net Assets	$ 11,626,057,133
Holdings Count | shares	143
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$11,626,057,133
Number of Holdings	143
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.9 Consumer Discretionary 17.5 Health Care 14.3 Financials 11.2 Communication Services 10.0 Industrials 8.9 Consumer Staples 2.2 Materials 2.0 Energy 1.5 Real Estate 0.8 Common Stocks 97.0 Preferred Stocks 0.3 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Preferred Stocks - 0.3 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.1 Taiwan 2.4 China 2.1 Brazil 1.6 Canada 1.2 Israel 1.0 Belgium 0.6 United Kingdom 0.6 Netherlands 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Taiwan - 2.4 China - 2.1 Brazil - 1.6 Canada - 1.2 Israel - 1.0 Belgium - 0.6 United Kingdom - 0.6 Netherlands - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 10.3 Amazon.com Inc 10.2 Microsoft Corp 5.6 Alphabet Inc Class A 4.8 Apple Inc 4.0 Mastercard Inc Class A 2.7 Boston Scientific Corp 2.6 Visa Inc Class A 2.6 Eli Lilly & Co 2.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 47.6
Fidelity Advisor Growth Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class Z
Trading Symbol	FZAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 25,172,746,323
Holdings Count | shares	200
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.0 Communication Services 22.4 Consumer Discretionary 9.8 Financials 5.6 Industrials 5.5 Health Care 3.3 Consumer Staples 3.1 Utilities 2.2 Real Estate 0.7 Materials 0.1 Energy 0.0 Common Stocks 93.2 Preferred Stocks 2.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Preferred Stocks - 2.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 94.0 Taiwan 1.6 Singapore 1.3 Germany 0.8 United Kingdom 0.5 Netherlands 0.5 India 0.4 Canada 0.3 Estonia 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.3 Germany - 0.8 United Kingdom - 0.5 Netherlands - 0.5 India - 0.4 Canada - 0.3 Estonia - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Microsoft Corp 9.0 Meta Platforms Inc Class A 6.8 Amazon.com Inc 5.2 Apple Inc 4.7 Broadcom Inc 4.4 Alphabet Inc Class C 3.9 Netflix Inc 2.6 Roku Inc Class A 2.6 Visa Inc Class A 2.2 54.1
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Stock Selector Mid Cap Fund
Class Name	Fidelity Advisor® Stock Selector Mid Cap Fund Class C
Trading Symbol	FMCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.67%
Net Assets	$ 2,170,778,727
Holdings Count | shares	208
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$2,170,778,727
Number of Holdings	208
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 12.9 Information Technology 10.7 Health Care 8.2 Real Estate 6.7 Materials 5.7 Consumer Staples 5.6 Energy 3.5 Utilities 2.8 Communication Services 1.1 Common Stocks 95.9 Short-Term Investments and Net Other Assets (Liabilities) 4.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.1 United States 95.0 Puerto Rico 1.3 Japan 1.1 Canada 0.5 Grand Cayman (UK Overseas Ter) 0.4 Chile 0.4 Greece 0.3 United Kingdom 0.3 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.0 Puerto Rico - 1.3 Japan - 1.1 Canada - 0.5 Grand Cayman (UK Overseas Ter) - 0.4 Chile - 0.4 Greece - 0.3 United Kingdom - 0.3 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Howmet Aerospace Inc 1.6 Bancorp Inc/The 1.4 HEICO Corp Class A 1.4 Popular Inc 1.3 Carlisle Cos Inc 1.3 XPO Inc 1.3 Esab Corp 1.2 Somnigroup International Inc 1.1 SLM Corp 1.1 ITT Inc 1.1 12.8
Fidelity Advisor Dividend Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Dividend Growth Fund
Class Name	Fidelity Advisor® Dividend Growth Fund Class Z
Trading Symbol	FZADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,734,543,687
Holdings Count | shares	122
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,734,543,687
Number of Holdings	122
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.5 Information Technology 19.3 Financials 18.4 Communication Services 10.7 Energy 8.5 Health Care 5.8 Consumer Staples 5.7 Consumer Discretionary 4.4 Utilities 3.0 Real Estate 1.8 Materials 1.4 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 89.9 Canada 4.2 United Kingdom 1.8 Taiwan 1.6 Brazil 0.5 Norway 0.5 Denmark 0.4 Zambia 0.3 Netherlands 0.3 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.9 Canada - 4.2 United Kingdom - 1.8 Taiwan - 1.6 Brazil - 0.5 Norway - 0.5 Denmark - 0.4 Zambia - 0.3 Netherlands - 0.3 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.3 Microsoft Corp 5.8 Meta Platforms Inc Class A 4.7 Alphabet Inc Class A 4.2 Boeing Co 3.7 GE Vernova Inc 2.7 Brookfield Corp Class A (United States) 2.4 Broadcom Inc 2.4 Wells Fargo & Co 2.1 Bank of America Corp 1.9 36.2
Fidelity Advisor Growth Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Growth Opportunities Fund
Class Name	Fidelity Advisor® Growth Opportunities Fund Class M
Trading Symbol	FAGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Net Assets	$ 25,172,746,323
Holdings Count | shares	200
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$25,172,746,323
Number of Holdings	200
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 43.0 Communication Services 22.4 Consumer Discretionary 9.8 Financials 5.6 Industrials 5.5 Health Care 3.3 Consumer Staples 3.1 Utilities 2.2 Real Estate 0.7 Materials 0.1 Energy 0.0 Common Stocks 93.2 Preferred Stocks 2.4 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.2 Preferred Stocks - 2.4 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 94.0 Taiwan 1.6 Singapore 1.3 Germany 0.8 United Kingdom 0.5 Netherlands 0.5 India 0.4 Canada 0.3 Estonia 0.2 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Taiwan - 1.6 Singapore - 1.3 Germany - 0.8 United Kingdom - 0.5 Netherlands - 0.5 India - 0.4 Canada - 0.3 Estonia - 0.2 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.7 Microsoft Corp 9.0 Meta Platforms Inc Class A 6.8 Amazon.com Inc 5.2 Apple Inc 4.7 Broadcom Inc 4.4 Alphabet Inc Class C 3.9 Netflix Inc 2.6 Roku Inc Class A 2.6 Visa Inc Class A 2.2 54.1
Fidelity Advisor Large Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Large Cap Fund
Class Name	Fidelity Advisor® Large Cap Fund Class M
Trading Symbol	FALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
Net Assets	$ 1,628,322,360
Holdings Count | shares	186
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,628,322,360
Number of Holdings	186
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.1 Industrials 19.5 Financials 16.9 Health Care 10.0 Communication Services 9.7 Energy 7.8 Consumer Staples 4.3 Consumer Discretionary 3.0 Materials 1.5 Utilities 1.2 Real Estate 0.8 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 91.5 Canada 1.9 Germany 1.3 Zambia 1.2 Netherlands 0.8 Belgium 0.7 United Kingdom 0.7 France 0.6 Taiwan 0.5 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.9 Germany - 1.3 Zambia - 1.2 Netherlands - 0.8 Belgium - 0.7 United Kingdom - 0.7 France - 0.6 Taiwan - 0.5 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.8 Wells Fargo & Co 6.3 NVIDIA Corp 6.1 GE Aerospace 6.0 GE Vernova Inc 4.2 Boeing Co 4.0 Exxon Mobil Corp 3.9 Meta Platforms Inc Class A 3.3 Bank of America Corp 2.6 Apple Inc 2.2 45.4
Fidelity Advisor Equity Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Equity Value Fund
Class Name	Fidelity Advisor® Equity Value Fund Class A
Trading Symbol	FAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 209,008,401
Holdings Count | shares	119
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$209,008,401
Number of Holdings	119
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.6 Health Care 14.7 Industrials 12.9 Consumer Staples 11.7 Energy 8.7 Information Technology 6.6 Utilities 5.2 Consumer Discretionary 4.7 Communication Services 3.5 Materials 3.3 Real Estate 1.5 Common Stocks 99.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 92.2 United Kingdom 4.1 Canada 2.6 Korea (South) 0.4 Germany 0.4 France 0.2 Sweden 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 4.1 Canada - 2.6 Korea (South) - 0.4 Germany - 0.4 France - 0.2 Sweden - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.8 Bank of America Corp 3.1 The Travelers Companies, Inc. 3.1 Chubb Ltd 2.7 Cigna Group/The 2.7 JPMorgan Chase & Co 2.6 Wells Fargo & Co 2.4 Cisco Systems Inc 2.3 Deere & Co 2.1 Centene Corp 2.1 26.9
Fidelity Advisor Value Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Value Strategies Fund
Class Name	Fidelity Advisor® Value Strategies Fund Class A
Trading Symbol	FSOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.99%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.99%
Net Assets	$ 1,654,511,256
Holdings Count | shares	109
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$1,654,511,256
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.3 Financials 19.3 Consumer Discretionary 11.3 Information Technology 7.3 Energy 6.6 Utilities 6.6 Health Care 6.4 Real Estate 6.2 Materials 6.2 Consumer Staples 5.8 Communication Services 2.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 92.6 Canada 3.4 Puerto Rico 1.0 Spain 0.9 Zambia 0.8 Portugal 0.7 Switzerland 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.4 Puerto Rico - 1.0 Spain - 0.9 Zambia - 0.8 Portugal - 0.7 Switzerland - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) First Citizens BancShares Inc/NC Class A 1.9 East West Bancorp Inc 1.6 CVS Health Corp 1.5 Molina Healthcare Inc 1.5 Ventas Inc 1.4 Prologis Inc 1.4 Allison Transmission Holdings Inc 1.3 LPL Financial Holdings Inc 1.3 SLM Corp 1.3 First Solar Inc 1.3 14.5